UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
September 30, 2011

Shares	Description (1)	Value
	Common Stocks – 32.2% (22.9% of Total Investments)
	Aerospace & Defense – 0.8%
40,500	Raytheon Company	$ 1,655,235
	Automobiles – 0.6%
63,300	General Motors Company, (2), (3)	1,277,394
	Biotechnology – 0.7%
24,500	Amgen Inc.	1,346,275
	Building Products – 0.5%
35,400	Masonite Worldwide Holdings, (2), (4)	955,800
	Commercial Banks – 0.9%
76,800	Wells Fargo & Company	1,852,416
	Commercial Services & Supplies – 0.5%
59,600	Pitney Bowes Inc.	1,120,480
	Communications Equipment – 1.8%
118,000	Cisco Systems, Inc.	1,827,820
47,428	Motorola Solutions Inc.	1,987,233
	Total Communications Equipment	3,815,053
	Diversified Financial Services – 1.4%
70,450	Citigroup Inc.	1,804,929
38,400	JPMorgan Chase & Co., (3)	1,156,608
	Total Diversified Financial Services	2,961,537
	Diversified Telecommunication Services – 0.5%
181,200	Frontier Communications Corporation	1,107,132
	Food & Staples Retailing – 0.6%
40,000	CVS Caremark Corporation	1,343,200
	Hotels, Restaurants & Leisure – 0.6%
39,200	Hyatt Hotels Corporation, Class A, (2)	1,229,704
	Industrial Conglomerates – 0.3%
44,600	General Electric Company	679,704
	Insurance – 3.9%
187,500	Genworth Financial Inc., Class A, (2)	1,076,250
107,900	Hartford Financial Services Group, Inc.	1,741,506
31,200	Loews Corporation	1,077,960
61,800	MetLife, Inc.	1,731,018
90,300	Symetra Financial Corporation	735,945
86,500	Unum Group	1,813,040
	Total Insurance	8,175,719
	Machinery – 1.0%
37,600	Ingersoll Rand Company Limited, Class A	1,056,184
30,700	PACCAR Inc.	1,038,274
	Total Machinery	2,094,458
	Media – 3.1%
147,000	Interpublic Group Companies, Inc.	1,058,400
17,337	Metro-Goldwyn-Mayer, (4)	305,565
137,000	National CineMedia, Inc.	1,987,870
70,300	Time Warner Inc.	2,106,891
24,000	Viacom Inc., Class B	929,760
	Total Media	6,388,486
	Metals & Mining – 2.7%
56,200	AngloGold Ashanti Limited, Sponsored ADR	2,324,432
49,500	Barrick Gold Corporation	2,309,175
32,400	Nucor Corporation	1,025,136
	Total Metals & Mining	5,658,743
	Oil, Gas & Consumable Fuels – 1.9%
14,000	Exxon Mobil Corporation, (3)	1,016,820
16,100	Occidental Petroleum Corporation	1,151,150
41,000	Total S.A., Sponsored ADR	1,798,670
	Total Oil, Gas & Consumable Fuels	3,966,640
	Pharmaceuticals – 6.0%
43,400	GlaxoSmithKline PLC, Sponsored ADR	1,791,986
56,000	Merck & Company Inc.	1,831,760
205,000	Pfizer Inc.	3,624,400
114,200	Sanofi-Aventis, ADR	3,745,760
40,200	Teva Pharmaceutical Industries Limited, Sponsored ADR	1,496,244
	Total Pharmaceuticals	12,490,150
	Professional Services – 0.3%
25,700	Nielsen Holdings BV, (2)	670,256
	Software – 2.4%
156,600	CA Inc.	3,039,606
76,600	Microsoft Corporation	1,906,574
	Total Software	4,946,180
	Tobacco – 0.7%
24,700	Philip Morris International	1,540,786
	Wireless Telecommunication Services – 1.0%
85,000	Vodafone Group PLC, Sponsored ADR	2,180,250
	Total Common Stocks (cost $76,209,354)	67,455,598

Shares	Description (1)	Value
	Real Estate Investment Trust Common Stocks – 36.1% (25.7% of Total Investments)
	Diversified – 2.9%
170	Colonial Properties Trust	$ 3,087,200
107	Liberty Property Trust	3,122,048
	Total Diversified	6,209,248
	Industrial – 1.4%
120	ProLogis	2,899,039
	Mortgage – 0.3%
56	Redwood Trust Inc.	625,520
	Office – 9.0%
170	BioMed Realty Trust Inc.	2,816,900
28	Boston Properties, Inc.	2,459,160
134	Commonwealth REIT	2,537,939
95	Corporate Office Properties	2,069,100
114	Mack-Cali Realty Corporation	3,049,500
189	Piedmont Office Realty Trust	3,052,896
49	SL Green Realty Corporation	2,831,905
	Total Office	18,817,400
	Residential – 6.5%
135	Apartment Investment & Management Company, Class A	2,982,351
26	AvalonBay Communities, Inc.	2,951,044
168	Equity Lifestyle Properties Inc.	4,196,640
69	Equity Residential	3,563,469
	Total Residential	13,693,504
	Retail – 7.0%
31	Federal Realty Investment Trust	2,546,469
238	General Growth Properties Inc.	2,884,156
72	Macerich Company	3,060,450
81	Regency Centers Corporation	2,879,395
29	Simon Property Group, Inc.	3,242,760
	Total Retail	14,613,230
	Specialized – 9.0%
170	Extra Space Storage Inc.	3,167,100
98	HCP, Inc.	3,428,868
69	Health Care REIT, Inc.	3,245,580
225	Host Hotels & Resorts Inc.	2,466,335
29	Public Storage, Inc.	3,176,147
68	Ventas Inc.	3,364,141
	Total Specialized	18,848,171
	Total Real Estate Investment Trust Common Stocks (cost $67,526,195)	75,706,112

Shares	Description (1)		Coupon	Ratings (5)	Value
	Capital Preferred Securities – 0.8% (0.5% of Total Investments)
	Food Products - 0.8%
15	HJ Heinz Finance Company, 144A		8.000%	BBB-	$ 1,607,813
	Total Capital Preferred Securities (cost $1,310,000)				1,607,813

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (6)	Ratings (5)	Value
	Variable Rate Senior Loan Interests – 36.1% (25.7% of Total Investments) (7)
	Aerospace & Defense – 0.2%
$ 422	Transdigm, Inc., Term Loan	4.000%	6/30/17	Ba2	$ 413,630
	Auto Components – 0.9%
1,317	Federal-Mogul Corporation, Tranche B, Term Loan	2.159%	12/29/14	Ba3	1,217,572
672	Federal-Mogul Corporation, Tranche C, Term Loan	2.166%	12/28/15	Ba3	621,210
1,989	Total Auto Components				1,838,782
	Biotechnology – 0.4%
898	Grifols, Term Loan	6.000%	6/01/17	BB	882,488
	Building Products – 0.5%
931	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	924,434
	Chemicals – 1.3%
1,875	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	1,863,951
993	Univar, Inc., Term Loan	5.000%	6/30/17	B	931,296
2,868	Total Chemicals				2,795,247
	Commercial Services & Supplies – 0.5%
998	KAR Auction Services, Inc., Term Loan	5.000%	5/19/17	BB-	968,198
	Communications Equipment – 1.2%
658	Avaya, Inc., Term Loan	2.750%	10/27/14	B1	594,991
1,321	Avaya, Inc., Term Loan B3	4.814%	10/26/17	B1	1,129,250
865	Intelsat, Term Loan	5.250%	4/02/18	BB-	834,423
2,844	Total Communications Equipment				2,558,664
	Consumer Finance – 0.3%
750	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	659,062
	Containers & Packaging – 0.2%
469	Sealed Air Corporation, Term Loan, WI/DD	TBD	TBD	Ba1	470,039
	Diversified Financial Services – 0.3%
671	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	659,527
	Electric Utilities – 0.8%
2,312	TXU Corporation, 2014 Term Loan	3.726%	10/10/14	B2	1,640,604
	Electrical Equipment – 0.3%
400	Sensata Technologies B.V., Term Loan	4.000%	5/12/18	BB+	390,500
299	Sensus Metering Systems, Inc., Term Loan, First Lien	4.752%	5/09/17	Ba3	287,306
699	Total Electrical Equipment				677,806
	Electronic Equipment & Instruments – 0.2%
498	NDS Group, Ltd., Term Loan	4.000%	3/12/18	Ba2	478,222
	Food & Staples Retailing – 1.3%
867	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	841,028
1,979	U.S. Foodservice, Inc., Term Loan	2.738%	7/03/14	B-	1,831,498
2,846	Total Food & Staples Retailing				2,672,526
	Food Products – 1.1%
1,000	JBS USA LLC, Term Loan	4.250%	5/25/18	BB	960,000
1,371	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	1,325,353
2,371	Total Food Products				2,285,353
	Health Care Providers & Services – 4.8%
65	Community Health Systems, Inc., Delayed Term Loan	2.569%	7/25/14	BB	61,110
141	Community Health Systems, Inc., Extended Term Loan	3.819%	1/25/17	BB	130,109
1,268	Community Health Systems, Inc., Term Loan	2.569%	7/25/14	BB	1,189,323
1,985	DaVita, Inc., Tranche B, Term Loan	4.500%	10/20/16	BB	1,961,428
1,995	Golden Living, Term Loan	5.000%	5/04/18	B+	1,781,678
76	HCA, Inc., Tranche B2, Term Loan	3.619%	3/31/17	BB	71,711
914	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	850,369
962	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	908,053
227	United Surgical Partners International, Inc., Delayed Term Loan	2.240%	4/21/14	Ba3	213,992
1,201	United Surgical Partners International, Inc., Term Loan	2.240%	4/21/14	Ba3	1,132,368
1,831	Universal Health Services, Inc., Term Loan B	4.000%	11/15/16	BB+	1,780,015
10,665	Total Health Care Providers & Services				10,080,156
	Hotels, Restaurants & Leisure – 4.4%
1,975	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	1,915,750
1,424	Dunkin Brands, Inc., Term Loan B2	4.000%	11/23/17	B	1,380,332
83	OSI Restaurant Partners LLC, Revolver	0.340%	6/14/13	B+	77,749
854	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	797,064
1,070	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	1,038,995
2,052	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	1,998,132
1,050	Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.250%	6/30/16	BB	1,040,156
215	Venetian Casino Resort LLC, Delayed Term Loan	2.740%	11/23/16	BB	200,978
681	Venetian Casino Resort LLC, Tranche B, Term Loan	2.740%	11/23/16	BB	637,730
9,404	Total Hotels, Restaurants & Leisure				9,086,886
	Household Products – 0.5%
993	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	913,100
	Industrial Conglomerates – 1.4%
2,993	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	2,837,887
	Insurance – 0.3%
619	Fidelity National Information Services, Inc., Term Loan B	5.250%	7/18/16	BBB-	619,523
	Internet Software & Services – 0.3%
633	Go Daddy Operating Co., LLC, Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	601,139
	IT Services – 1.7%
1,377	First Data Corporation, Term Loan B1	2.985%	9/24/14	B+	1,209,581
372	First Data Corporation, Term Loan B2	2.985%	9/24/14	B+	326,771
679	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	668,418
746	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	674,689
687	SunGard Data Systems, Inc., Term Loan B	1.977%	2/28/14	BB	671,945
3,861	Total IT Services				3,551,404
	Leisure Equipment & Products – 0.6%
1,358	Cedar Fair LP, Term Loan	4.000%	12/15/17	Ba2	1,339,965
	Media – 5.4%
620	Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	600,928
1,000	Cumulus Media, Inc., Term Loan, First Lien	5.750%	6/15/18	Ba2	946,250
750	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	698,438
1,081	Emmis Operating Company, Term Loan	4.363%	11/01/13	Caa2	1,005,856
1,295	Interactive Data Corporation, Term Loan B	4.500%	2/11/18	Ba3	1,249,224
470	Knology, Inc., Term Loan	4.000%	8/18/17	B+	455,647
2,450	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	2,404,062
545	Nielsen Finance LLC, Term Loan C	3.476%	5/02/16	Ba2	528,721
670	SuperMedia, Term Loan	8.000%	12/31/15	B-	300,456
1,956	Univision Communications, Inc., Term Loan	4.489%	3/31/17	B+	1,666,641
1,000	UPC Broadband Holding BV, Term Loan N	3.722%	12/31/17	Ba3	957,500
1,570	Yell Group PLC, Term Loan	3.989%	7/31/14	N/R	514,936
13,407	Total Media				11,328,659
	Metals & Mining – 0.5%
1,164	Walter Energy, Term Loan	4.000%	4/02/18	BB-	1,129,128
	Multiline Retail – 0.9%
998	Bass Pro Group LLC, Term Loan B	5.254%	6/13/17	BB-	958,223
1,000	Neiman Marcus Group, Inc., Term Loan	4.750%	5/16/18	BB-	929,583
1,998	Total Multiline Retail				1,887,806
	Personal Products – 0.4%
928	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	901,485
	Pharmaceuticals – 0.9%
884	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	861,849
442	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	430,925
608	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	592,521
1,934	Total Pharmaceuticals				1,885,295
	Real Estate Investment Trust – 0.3%
714	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB-	694,023
	Real Estate Management & Development – 0.7%
975	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	932,483
427	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	419,099
1,402	Total Real Estate Management & Development				1,351,582
	Road & Rail – 0.4%
901	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	878,036
	Semiconductors & Equipment – 1.3%
1,981	Freescale Semiconductor, Inc., Term Loan	4.472%	12/01/16	Ba3	1,819,648
995	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B2	936,545
2,976	Total Semiconductors & Equipment				2,756,193
	Specialty Retail – 1.8%
741	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	713,778
998	J Crew Group, Term Loan	4.750%	3/07/18	B1	892,763
1,829	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,705,310
488	Pilot Travel Centers LLC, Term Loan	4.250%	3/30/18	BB+	482,829
4,056	Total Specialty Retail				3,794,680
$ 81,572	Total Variable Rate Senior Loan Interests (cost $80,687,564)				75,561,529

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Emerging Markets Debt and Foreign Corporate Bonds – 30.1% (21.4% of Total Investments)
	Argentina – 0.9%
250	City of Buenos Aires, Argentina, 144A	12.500%	4/06/15	B2	$ 247,500
571 EUR	Republic of Argentina	2.260%	12/31/38	B	217,994
1,820	Republic of Argentina	2.500%	12/31/38	B	614,250
474 EUR	Republic of Argentina	7.820%	12/31/33	B	364,800
487	Republic of Argentina	8.280%	12/31/33	B-	321,679
164	Republic of Argentina	8.280%	12/31/33	B	112,401
	Total Argentina				1,878,624
	Brazil – 2.0%
155	Banco Bradesco Cayman, 144A	5.900%	1/16/21	Baa1	151,125
525	Banco de Brazil, 144A	5.875%	1/26/22	Baa1	500,063
305	Banco Nacional de Desenvolvimento Economico e Social, Reg S	6.369%	6/16/18	BBB-	333,975
255	Banco de Nordeste do Brasil, 144A	3.625%	11/09/15	Baa2	251,175
225	Cia Brasileira de Bebidas	8.750%	9/15/13	A-	254,250
695 BRL	Companhia Energetica de Sao Paulo, 144A	9.750%	1/15/15	Ba1	535,363
255	Federative Republic of Brazil	8.750%	2/04/25	Baa2	358,913
180	Federative Republic of Brazil	10.125%	5/15/27	Baa2	284,400
125	Federative Republic of Brazil	8.250%	1/20/34	Baa2	175,625
230	Federative Republic of Brazil	7.125%	1/20/37	Baa2	293,825
265	Globo Comunicacao Participacoes, S.A., 144A	7.250%	4/26/22	BBB	272,950
120	Globo Comunicacao Participacoes, S.A., 144A	6.250%	7/20/50	BBB	122,100
36 BRL	National Treasury Note of Brazil	6.000%	5/15/15	Baa2	417,381
294	Telemar Norte Leste S.A., 144A	5.500%	10/23/20	Baa2	279,300
	Total Brazil				4,230,445
	Canada – 0.3%
375	Pacific Rubiales Energy Corporation, 144A	8.750%	11/10/16	BB	402,188
265	PTTEP Canada International Limited, 144A	5.692%	4/05/21	BBB+	267,783
	Total Canada				669,971
	Cayman Islands – 1.2%
145	Braskem Finance Limited, Reg S	7.000%	5/07/20	BBB-	147,175
191	Fibria Overseas Finance, 144A	7.500%	5/04/20	Ba1	179,540
150	Fibria Overseas Finance, 144A	6.750%	3/03/21	Ba1	134,250
386	IPIC GMTN LTD, 144A	5.000%	11/15/20	AA	395,650
450	ITAU Unibanco Holdings S.A., 144A	5.750%	1/22/21	Baa1	436,500
551	Petrobras International Finance Company	5.875%	3/01/18	A3	573,795
480	Petrobras International Finance Company	7.875%	3/15/19	A3	556,800
	Total Cayman Islands				2,423,710
	Chile – 0.7%
125	Colbun S.A., 144A	6.000%	1/21/20	BBB-	127,629
450	Corporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	A1	509,458
420	Corporacion Nacional del Cobre, 144A	3.750%	11/04/20	A1	417,529
195	E CL S.A, 144A	5.625%	1/15/21	BBB-	203,545
55	Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A3	57,739
225	Empresa Nacional del Petroleo, Reg S	6.250%	7/08/19	A3	247,021
	Total Chile				1,562,921
	China – 0.1%
205	ENN Energy Holdings Limited, 144A	6.000%	5/13/21	BBB-	198,199
500 CNY	Peoples Republic China Governemnt Bond	1.800%	12/01/15	AA-	79,793
	Total China				277,992
	Colombia – 1.5%
395	Bancolombia S.A.	6.125%	7/26/20	Baa3	386,606
30	Republic of Colombia	8.250%	12/22/14	BBB-	35,295
160	Republic of Colombia	7.375%	3/18/19	BBB-	197,360
465	Republic of Colombia	11.750%	2/25/20	BBB-	712,613
420,000 COP	Republic of Colombia	7.750%	4/14/21	BBB-	233,938
200	Republic of Colombia	8.125%	5/21/24	BBB-	265,200
175,000 COP	Republic of Colombia	9.850%	6/28/27	BBB-	113,795
535	Republic of Colombia	10.375%	1/28/33	BBB-	857,338
145	Republic of Colombia	7.375%	9/18/37	BBB-	189,080
	Total Colombia				2,991,225
	Costa Rica – 0.0%
20	Republic of Costa Rica, Reg S	9.995%	8/01/20	BB+	26,950
	Cote d’Ivoire (Ivory Coast) – 0.2%
690	Ivory Coast Republic, Reg S, (9)	2.500%	12/31/32	N/A	345,000
	Croatia – 0.3%
325	Republic of Croatia, 144A	6.750%	11/05/19	BBB-	314,275
130	Republic of Croatia, 144A	6.625%	7/14/20	BBB-	123,825
215	Republic of Croatia, 144A	6.375%	3/24/21	BBB-	198,338
	Total Croatia				636,438
	Dominican Republic – 0.5%
639	Dominican Republic, Reg S	9.040%	1/23/18	B+	693,740
375	Dominican Republic, Reg S	7.500%	5/06/21	B+	365,625
	Total Dominican Republic				1,059,365
	El Salvador – 0.4%
150	Republic of El Salvador, 144A	7.625%	2/01/41	Ba2	144,000
105	Republic of El Salvador, Reg S	7.375%	12/01/19	BB-	112,350
361	Republic of El Salvador, Reg S	7.750%	1/24/23	Baa3	384,465
30	Republic of El Salvador, Reg S	8.250%	4/10/32	Baa3	31,650
75	Republic of El Salvador, Reg S	7.625%	9/21/34	Baa3	79,500
150	Republic of El Salvador, Reg S	7.625%	2/01/41	Ba2	144,000
	Total El Salvador				895,965
	Germany – 0.1%
215	Rearden G Holdings, 144A	7.875%	3/30/20	BB-	208,550
	Hungary – 0.6%
20 EUR	Republic of Hungary, Government Bond	4.375%	7/04/17	BBB-	24,148
90 EUR	Republic of Hungary, Government Bond	5.750%	6/11/18	BBB-	116,056
145 EUR	Republic of Hungary, Government Bond	6.000%	1/11/19	BBB-	185,561
140 EUR	Republic of Hungary, Government Bond	3.875%	2/24/20	BBB-	152,397
322	Republic of Hungary, Government Bond	6.375%	3/29/21	BBB-	313,306
400	Republic of Hungary, Government Bond	7.625%	3/29/41	BBB-	390,000
	Total Hungary				1,181,468
	Indonesia – 2.7%
410	Majapahit Holdings BV, Reg S	8.000%	8/07/19	BB	459,200
620	Republic of Indonesia, Reg S	6.750%	3/10/14	BB+	666,500
590	Republic of Indonesia, Reg S	10.375%	5/04/14	BB+	688,825
520	Republic of Indonesia, Reg S	7.250%	4/20/15	BB+	579,800
625	Republic of Indonesia, Reg S	7.500%	1/15/16	BB+	710,938
330	Republic of Indonesia, Reg S	6.875%	1/17/18	BB+	370,425
890	Republic of Indonesia, Reg S	11.625%	3/04/19	BB+	1,266,025
125	Republic of Indonesia, Reg S	8.500%	10/12/35	BB+	168,750
560	Republic of Indonesia, Reg S	7.750%	1/17/38	BB+	702,800
	Total Indonesia				5,613,263
	Ireland – 0.1%
290	Vnesheconobank, 144A	6.800%	11/22/25	Baa1	273,325
	Kazakhstan – 0.9%
330	Kazakhstan Development Bank	6.500%	6/03/20	BBB	326,700
240	Kazakhstan Development Bank, Reg S	5.500%	12/20/15	BBB	227,400
225	Kazatomprom, Reg S	6.250%	5/20/15	Baa3	226,688
430	KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	BBB-	492,350
265	KazMuniaGaz Finance Subsidiary, 144A	9.125%	7/02/18	BBB-	298,125
180	KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	Baa1	202,500
150	Tengizchevroil LLP, 144A	6.124%	11/15/14	Baa2	151,638
	Total Kazakhstan				1,925,401
	Lithuania – 0.5%
175	Republic of Lithuania, 144A	7.375%	2/11/20	Baa1	188,125
145	Republic of Lithuania, 144A	6.125%	3/09/21	Baa1	142,100
610	Republic of Lithuania, Reg S	7.375%	2/11/20	Baa1	655,750
115	Republic of Lithuania, Reg S	6.125%	3/09/21	Baa1	112,700
	Total Lithuania				1,098,675
	Luxembourg – 0.8%
290	Alrosa Finance SA, 144A	7.750%	11/03/20	BB-	273,325
755	Sberbank of Russia Loan	5.717%	6/16/21	Baa1	683,275
470	VTB Bank, Reg S	6.315%	2/22/18	A3	440,367
265	VTB Capital S.A.	6.551%	10/13/20	BBB	245,960
	Total Luxembourg				1,642,927
	Malaysia – 0.8%
765	Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	846,168
565	Petronas Capital Limited, 144A	5.250%	8/12/19	A1	617,058
285	Petronas Capital Limited, Reg S	5.250%	8/12/19	A1	311,259
	Total Malaysia				1,774,485
	Mexico – 2.2%
185	America Movil S.A. de C.V.	6.125%	3/30/40	A2	192,400
8,660 MXN	Mexico Bonos de DeSarrollo	8.000%	6/11/20	A-	691,437
9,000 MXN	Mexico Bonos de DeSarrollo	6.500%	6/10/21	A-	648,877
260	Pemex Project Funding Master Trust	6.625%	6/15/35	Baa1	278,850
325	Petroleos Mexicanos, 144A	6.500%	6/02/41	Baa1	336,375
396	United Mexican States	5.750%	10/12/11	Baa1	390,060
790	United Mexican States	5.875%	2/17/14	Baa1	854,780
272	United Mexican States	5.625%	1/15/17	Baa1	303,008
77 EUR	United Mexican States	11.000%	5/08/17	Baa1	134,925
114	United Mexican States	5.950%	3/19/19	Baa1	129,390
180	United Mexican States	5.125%	1/15/20	Baa1	194,850
120	United Mexican States	7.500%	4/08/33	Baa1	158,820
200	United Mexican States	6.750%	9/27/34	Baa1	246,000
44	United Mexican States	6.050%	1/11/40	Baa1	49,720
	Total Mexico				4,609,492
	Netherlands – 0.3%
375	Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/13/16	BBB-	384,649
279	Waha Aerospace BV, 144A	3.925%	7/28/20	AA	286,673
	Total Netherlands				671,322
	Panama – 1.0%
180	AES Panama, Reg S	6.350%	12/21/16	BBB-	192,600
43	Republic of Panama	7.250%	3/15/15	BBB-	49,171
135	Republic of Panama	5.200%	1/30/20	BBB-	147,758
585	Republic of Panama	7.125%	1/29/26	BBB-	732,128
615	Republic of Panama	8.875%	9/30/27	BBB-	879,450
	Total Panama				2,001,107
	Peru – 1.2%
125	Republic of Peru	9.875%	2/06/15	BBB	152,938
249 PEN	Republic of Peru, Reg S	7.840%	8/12/20	BBB+	101,629
900	Republic of Peru	8.750%	11/21/33	BBB	1,276,650
150	Republic of Peru	5.625%	11/18/50	BBB	150,000
655	Republic of Peru	8.375%	5/03/16	BBB	799,100
	Total Peru				2,480,317
	Philippines – 1.3%
380	Power Sector Assets & Liabilities Management (PSALM)	9.625%	5/15/28	BB	511,100
201	Republic of the Philippines	8.000%	1/15/16	BB	239,944
220	Republic of the Philippines	9.375%	1/18/17	BB	278,025
230	Republic of the Philippines	9.875%	1/15/19	BB	308,200
115	Republic of the Philippines	8.375%	6/17/19	BB	145,475
530	Republic of the Philippines	7.500%	9/25/24	BB	638,650
270	Republic of the Philippines	10.625%	3/16/25	BB	407,700
65	Republic of the Philippines	9.500%	2/02/30	BB	95,063
	Total Philipines				2,624,157
	Poland – 0.8%
670	Republic of Poland	3.875%	7/16/15	A2	679,045
140	Republic of Poland	6.375%	7/15/19	A2	154,000
695	Republic of Poland	5.125%	4/21/21	A2	693,263
120 EUR	Republic of Poland	5.250%	1/20/25	A2	155,545
	Total Poland				1,681,853
	Qatar – 0.5%
282	Nakilat, Inc., Reg S	6.067%	12/31/33	AA-	304,560
682	State of Qatar, Reg S	4.000%	1/20/15	AA	717,805
35	State of Qatar, Reg S	9.750%	6/15/30	AA	56,000
	Total Qatar				1,078,365
	Russian Federation – 2.1%
1,100	Russian Federation, 144A	3.625%	4/29/15	Baa1	1,080,750
300	Russian Federation, 144A	5.000%	4/29/20	Baa1	294,750
900	Russian Federation, Reg S	3.625%	4/29/15	Baa1	884,250
180	Russian Federation, Reg S	11.000%	7/24/18	BBB	243,711
800	Russian Federation, Reg S	5.000%	4/29/20	Baa1	786,000
476	Russian Federation, Reg S	7.500%	3/31/30	Baa1	534,887
375	Russian Ministry of Finance, Reg S	12.750%	6/24/28	Baa1	620,625
	Total Russian Federation				4,444,973
	Serbia – 0.1%
265	Republic of Serbia, 144A	7.250%	9/28/21	BB	243,800
	South Africa – 0.9%
200	Esckom Holdings Limited, Reg S	5.750%	1/26/21	BBB+	202,000
190	Republic of South Africa	7.375%	4/25/12	A3	196,175
4,765 ZAR	Republic of South Africa	8.000%	12/21/18	A	587,887
385	Republic of South Africa	6.875%	5/27/19	A3	458,150
335	Transnet Limited, 144A	4.500%	2/10/16	A3	344,229
	Total South Africa				1,788,441
	South Korea – 0.2%
135	Korea Development Bank	8.000%	1/23/14	A1	149,964
115	National Agricutlural Cooperative Federation, Reg S	5.000%	9/30/14	A	120,169
140	Republic of Korea	5.750%	4/16/14	A1	150,539
	Total South Korea				420,672
	Sri Lanka - 0.2%
170	Republic of Sri Lanka, 144A	6.250%	10/04/20	B+	164,050
200	Republic of Sri Lanka, 144A	6.250%	7/27/21	B+	192,301
	Total Sri Lanka				356,351
	Turkey – 1.3%
135	Republic of Turkey, Government Bond	7.250%	3/15/15	BB	149,006
1,220	Republic of Turkey, Government Bond	7.000%	9/26/16	BB	1,348,100
160	Republic of Turkey, Government Bond	7.500%	7/14/17	BB	182,000
185	Republic of Turkey, Government Bond	6.750%	4/03/18	BB	203,038
130	Republic of Turkey, Government Bond	7.000%	6/05/20	BB	145,600
225	Republic of Turkey, Government Bond	5.625%	3/30/21	BB	230,063
165	Republic of Turkey, Government Bond	6.875%	3/17/36	BB	175,725
400	Republic of Turkey, Government Bond	6.000%	1/14/41	Ba2	381,000
	Total Turkey				2,814,532
	Ukraine – 1.2%
105	Naftogaz Ukraine	9.500%	9/30/14	N/A	100,275
100	Republic of Ukraine, 144A	6.875%	9/23/15	B+	92,000
860	Republic of Ukraine, 144A	6.250%	6/17/16	B+	764,325
1,010	Republic of Ukraine, Reg S	7.650%	6/11/13	B+	967,075
115	Republic of Ukraine, Reg S	7.750%	9/23/20	B+	104,133
466	Ukraine Cabinet Ministers, 144A	7.950%	2/23/21	B+	421,730
	Total Ukraine				2,449,538
	United Arab Emirates – 0.2%
242	Dubai Electricity and Water Authority, 144A	7.375%	10/21/20	Ba2	233,529
100	Emirate of Abu Dhabi, Reg S	6.750%	4/8/2019	Aa2	129,999
	Total United Arab Emirates				353,528
	United Kingdom – 0.1%
245	Vedanta Resources, PLC, 144A	8.250%	6/07/21	BB	188,650
	Uruguay – 0.8%
565	Republic of Uruguay	9.250%	5/17/17	Ba1	717,549
596	Republic of Uruguay	7.875%	1/15/33	BBB-	748,888
237	Republic of Uruguay	7.625%	3/21/36	BBB-	292,265
	Total Uruguay				1,758,702
	Venezuela – 1.1%
410	Republic of Venezuela, Reg S	12.750%	8/23/22	B+	324,924
370	Republic of Venezuela	9.250%	9/15/27	B+	234,949
165	Republic of Venezuela, Reg S	7.000%	12/01/18	B+	104,362
237	Republic of Venezuela, Reg S	9.000%	5/07/23	B+	146,753
955	Republic of Venezuela, Reg S	9.250%	5/07/28	B+	587,324
665	Pertoleos de Venzuela S.A.	5.250%	4/12/17	B+	373,893
485	Pertoleos de Venzuela S.A., Reg S	8.500%	11/02/17	B+	318,887
475	Pertoleos de Venzuela S.A., 144A	8.500%	11/02/17	B+	312,312
	Total Venezuela				2,403,404
	Total Emerging Markets Debt and Foreign Corporate Bonds (cost $62,706,860)				63,085,904

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.3% (3.8% of Total Investments)
$ 7,148	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $7,147,849, collateralized by $6,385,000 U.S. Treasury Notes, 3.500%, due 2/15/18, value $7,294,863	0.010%	10/03/11	$ 7,147,843
3,969	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $3,969,069, collateralized by $3,825,000 U.S. Treasury Notes, 2.125%, due 11/30/14, value $4,049,719	0.010%	10/03/11	3,969,066
$ 11,117	Total Short-Term Investments (cost $11,116,909)			11,116,909
	Total Investments (cost $299,556,881) – 140.6%			294,533,865
	Borrowings – (38.1)% (10)			(79,800,000)
	Other Assets Less Liabilities – (2.5)% (11)			(5,218,171)
	Net Assets Applicable to Common Shares – 100%			$ 209,515,694

Investments in Derivatives at September 30, 2011:

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (12)	Date	Price	Value
(200)	Barrick Gold Corporation	$ (1,050,000)	1/21/12	$ 52.5	$ (48,700)
(200)	Total Call Options Written (premiums received $66,394)	(1,050,000)			$ (48,700)

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Appreciation
		Amount	In Exchange For	Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)
RBC	Brazilian Real	120,000	U.S. Dollar	68,827	12/02/11	$ 5,819
RBC	Brazilian Real	1,647,000	U.S. Dollar	1,007,956	12/02/11	143,169
Bank of America	Colombian Peso	353,872,000	U.S. Dollar	186,494	12/21/11	4,086
Morgan Stanley	Colombian Peso	383,361,000	U.S. Dollar	201,982	12/21/11	4,373
Barclays Bank PLC	Euro	1,093,000	U.S. Dollar	1,509,050	12/21/11	45,185
HSBC	Mexican Peso	1,475,000	U.S. Dollar	107,024	12/21/11	1,437
JPMorgan Chase	Mexican Peso	1,475,000	U.S. Dollar	107,226	12/21/11	1,639
JPMorgan Chase	Mexican Peso	4,482,000	U.S. Dollar	348,809	12/21/11	27,968
Citibank	Mexican Peso	6,706,000	U.S. Dollar	526,849	12/21/11	46,805
Credit Suisse	New Russian Ruble	1,990,000	U.S. Dollar	60,736	11/18/11	(606)
Credit Suisse	New Russian Ruble	7,960,000	U.S. Dollar	242,794	11/18/11	(2,573)
Credit Suisse	South African Rand	4,607,000	U.S. Dollar	623,537	12/21/11	59,222
Brown Brothers Harriman	U.S. Dollar	26,582	Brazilian Real	50,000	12/02/11	(328)
Bank of America	U.S. Dollar	52,116	Colombian Peso	101,000,000	12/21/11	(54)
Barclays Bank PLC	U.S. Dollar	114,257	Euro	85,000	12/21/11	(415)
Deutsche Bank	U.S. Dollar	173,912	Kazakhstan Tenge	25,579,000	10/07/11	(1,297)
JPMorgan Chase	U.S. Dollar	338,710	Malaysian Ringgit	1,050,000	12/21/11	(10,651)
Credit Suisse	U.S. Dollar	343,340	New Russian Ruble	9,950,000	11/18/11	(36,632)
Citibank	U.S. Dollar	121,080	Peruvian Nuevo Sol	332,000	12/21/11	(2,319)
Bank of America	U.S. Dollar	121,356	Peruvian Nuevo Sol	333,000	12/21/11	(2,238)
HSBC	U.S. Dollar	307,504	Polish Zloty	980,000	12/21/11	(13,952)
Standard Chartered Bank	U.S. Dollar	335,076	South Korean Won	371,030,000	12/21/11	(21,420)
JPMorgan Chase	U.S. Dollar	712,033	Yuan Renminbi	4,515,000	9/27/12	827
						$248,045

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$19,950,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$ (3,265)
JPMorgan	19,950,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	(334,282)
Morgan Stanley	19,950,000	Receive	1-Month USD-LIBOR	2.064%	Monthly	3/21/16	(913,518)
							$ (1,251,065)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

		Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*		$ 66,194,233	$ 1,261,365	$ —	$ 67,455,598
REIT Common Stocks		75,706,112	—	—	75,706,112
Capital Preferred Securities		—	1,607,813	—	1,607,813
Variable Rate Senior Loan Interests		—	75,561,529	—	75,561,529
Emerging Markets Debt and Foreign Corporate Bonds		—	63,085,904	—	63,085,904
Short-Term Investments		—	11,116,909	—	11,116,909
Derivatives:
Call Options Written		(48,700)	—	—	(48,700)
Forward Foreign Currency Exchange Contracts**		—	248,045	—	248,045
Interest Rate Swaps**		—	(1,251,065)	—	(1,251,065)
Total		$141,851,645	$151,630,500	$ —	$293,482,145
* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Emerging Markets
Debt and Foreign
Corporate Bonds
Balance at the beginning of period				$ 42,700
Gains (losses):
Net realized gains (losses)				—
Net change in unrealized appreciation (depreciation)				(12,200)
Purchases at cost				—
Sales at proceeds				(30,500)
Net discounts (premiums)				—
Transfers in to				—
Transfers out of				—
Balance at the end of period				$ —

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$ —	Call options written, at value	$ 48,700
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	340,530	Unrealized depreciation on forward foreign currency exchange contracts	92,485
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	—	Unrealized depreciation on interest rate swaps*	1,251,065
Total		$340,530			$1,392,250
* Value represents cumulative unrealized appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments.
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $306,736,116.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation					$ 21,170,270
Depreciation					(33,372,521)

Net unrealized appreciation (depreciation) of investments					$(12,572,395)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in derivatives.
(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(7)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(9)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(10)	Borrowings as a percentage of total investments is 27.1%.
(11)	Other Assets Less Liabilities includes value and/or net unrealized appreciation (depreciation) of derivative instruments as noted within investments in derivatives.
(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/A	Not applicable
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

BRL	Brazilian Real
CNY	Yuan Renminbi
COP	Columbian Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
ZAR	South African Rand
USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011